February 4, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Dreyfus Connecticut Municipal Money Market Fund, Inc.
1940 Act File No.: 811-6014
1933 Act File No.: 33-34845

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund’s Registration Statement, electronically filed with the Securities and Exchange Commission on February 1, 2005, pursuant to Rule 485(a).

Very truly yours,

/s/ Gina Casso
Gina Casso
Senior Paralegal